UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-08243

The Direxion Funds
(Exact name of registrant as specified in charter)

Daniel O’Neill
33 Whitehall Street, 10th Floor
New York, NY 10004
(Address of principal executive offices) (Zip code)

U.S. Bancorp Fund Services, LLC
615 E. Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

646-572-3390
Registrant's telephone number, including area code

Date of fiscal year end: August 31, 2009

Date of reporting period: November 30, 2008

Item 1. Schedule of Investments.

Small Cap Bull 2.5X Fund
Schedule of Investments
November 30, 2008 (Unaudited)

Shares
SHORT TERM INVESTMENTS - 32.9%
MONEY MARKET FUNDS - 32.9%
2,437,620	Goldman Sachs Financial Square Government Fund		$2,437,620

	TOTAL SHORT TERM INVESTMENTS (Cost $2,437,620)		$2,437,620

	Total Investments (Cost $2,437,620) - 32.9%		$2,437,620
	Other Assets in Excess of Liabilities - 67.1%		4,977,851
	TOTAL NET ASSETS - 100.0%		$7,415,471

Percentages are stated as a percent of net assets.

Small Cap Bull 2.5X Fund
Equity Swap Contracts
November 30, 2008 (Unaudited)

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Appreciation
Credit Suisse Capital LLC	Russell 2000 Index	39,300	$16,572,558	6/4/2010	$ 2,031,792

Small Cap Bear 2.5X Fund
Schedule of Investments
November 30, 2008 (Unaudited)

Shares
SHORT TERM INVESTMENTS - 48.6%
MONEY MARKET FUNDS - 48.6%
2,342,437	Goldman Sachs Financial Square Government Fund		$2,342,437

	TOTAL SHORT TERM INVESTMENTS (Cost $2,342,437)		$2,342,437

	Total Investments (Cost $2,342,437) - 48.6%		$2,342,437
	Other Assets in Excess of Liabilities - 51.4%		2,476,881
	TOTAL NET ASSETS - 100.0%		$4,819,318

Percentages are stated as a percent of net assets.

Small Cap Bear 2.5X Fund
Short Equity Swap Contracts
November 30, 2008 (Unaudited)

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	(Depreciation)
Credit Suisse Capital LLC	Russell 2000 Index	25,000	$9,884,001	6/4/2010	$ (1,949,693)

10 Year Note Bull 2X Fund
Schedule of Investments
November 30, 2008 (Unaudited)

Principal
Amount		Value
U.S. TREASURY OBLIGATIONS - 74.5%
U.S. TREASURY NOTES - 74.5%
$20,000,000	3.875%, 5/15/2018	$21,609,375
9,000,000	3.750%, 11/15/2018	9,614,531
	TOTAL U.S. TREASURY OBLIGATIONS (Cost $29,463,143)	$31,223,906

Shares
SHORT TERM INVESTMENTS - 20.3
MONEY MARKET FUNDS - 20.3%
1,540,000	Fidelity Insititutional Government Portfolio	$1,540,000
1,540,000	First American Treasury Obligations Fund - Institutional	1,540,000
1,540,000	First American Treasury Obligations Fund - Y	1,540,000
2,349,395	Goldman Sachs Financial Square Government Fund	2,349,395
1,540,000	Morgan Stanley Institutional Liquidity Treasury Portfolio	1,540,000
	TOTAL SHORT TERM INVESTMENTS (Cost $8,509,395)	$8,509,395

	Total Investments (Cost $37,972,538) - 94.8%	$39,733,301
	Other Assets in Excess of Liabilites - 5.2%	2,169,604
	TOTAL NET ASSETS - 100.0%	$41,902,905

Percentages are stated as a percent of net assets.

10 Year Note Bull 2X Fund
Futures Contracts
November 30, 2008 (Unaudited)
		Unrealized
Contracts		Appreciation
608	U.S. Treasury 10-Year Note Futures
	Expiring March 2009 (Underlying Face Amount at Market Value $73,501,500)	$980,124

10 Year Note Bear 2X Fund
Schedule of Investments
November 30, 2008 (Unaudited)

Principal
Amount		Value
SHORT TERM INVESTMENTS - 314.5%
REPURCHASE AGREEMENTS - 214.5%
$525,937	Mizuho Repurchase Agreement, 0.05%, 9/16/2008
	(Dated 9/15/2008, Collateralized by U.S. Treasury Note,
	3.875%, due 5/15/2018, valued at $43,218,750. Repurchase
	proceeds are $525,937.)	$525,937
40,000,000	Mizuho Repurchase Agreement, 0.15%, 10/7/2008
	(Dated 10/7/2008, Collateralized by U.S. Treasury Note,
	3.875%, due 5/15/2018, valued at $43,218,750. Repurchase
	proceeds are $40,244,625.)	40,244,625
25,000,000	Mizuho Repurchase Agreement, 0.15%, 11/21/2008
	(Dated 11/20/2008, Collateralized by U.S. Treasury Note,
	3.750%, due 11/15/2018, valued at $26,707,031. Repurchase
	proceeds are $26,429,688.)	26,429,688
		$67,200,250
Shares
MONEY MARKET FUNDS - 100.0%
7,773,492	Fidelity Insititutional Government Portfolio	$7,773,492
7,773,492	First American Treasury Obligations Fund - Institutional	7,773,492
7,773,492	First American Treasury Obligations Fund - Y	7,773,492
227,924	Goldman Sachs Financial Square Government Fund	227,924
7,773,492	Morgan Stanley Institutional Liquidity Treasury Portfolio	7,773,492
		$31,321,892

	TOTAL SHORT TERM INVESTMENTS (Cost $98,522,142)	$98,522,142

	Total Investments (Cost $98,522,142) - 314.5%	$98,522,142
	Other Liabilities in Excess of Assets - (214.5)%	(67,194,505)
	TOTAL NET ASSETS - 100.0%	$31,327,637

Percentages are stated as a percent of net assets.

10 Year Note Bear 2X Fund
Securities Sold Short
November 30, 2008 (Unaudited)

Principal
Amount		Value
U.S. TREASURY NOTES: 223.2%
$40,000,000	3.875%, 5/15/2018	$43,218,750
25,000,000	3.750%, 11/15/2018	26,707,031

	TOTAL SECURITIES SOLD SHORT (Proceeds $67,226,625)	$69,925,781

10 Year Note Bear 2X Fund
Short Futures Contracts
November 30, 2008 (Unaudited)
		Unrealized
Contracts		(Depreciation)
70	U.S. Treasury 10-Year Note Futures
	Expiring March 2009 (Underlying Face Amount at Market Value $8,462,344)	$(177,255)

Dynamic HY Bond Fund
Schedule of Investments
November 30, 2008 (Unaudited)

Shares			Value
SHORT TERM INVESTMENTS - 33.0%
MONEY MARKET FUNDS - 33.0%
2,656,909	Fidelity Insititutional Government Portfolio		$2,656,909
2,656,909	First American Treasury Obligations Fund - Institutional		2,656,909
2,656,909	First American Treasury Obligations Fund - Y		2,656,909
5,488,678	Goldman Sachs Financial Square Government Fund		5,488,678
2,656,908	Morgan Stanley Institutional Liquidity Treasury Portfolio		2,656,908
	TOTAL SHORT TERM INVESTMENTS (Cost $16,116,313)		$16,116,313

	Total Investments (Cost $16,116,313) - 33.0%		$16,116,313
	Other Assets in Excess of Liabilites - 67.0%		32,653,530
	TOTAL NET ASSETS - 100.0%		$48,769,843

Percentages are stated as a percent of net assets.

Dynamic HY Bond Fund
Credit Default Swap Contracts
November 30, 2008 (Unaudited)

		Buy/Sell	Pay/Receive	Notional	Termination	Unrealized
Counterparty	Reference Entity	Protection	Fixed Rate	Amount	Date	Depreciation
Bank of America	CDX North American HY Index	Sell	5.00%	$ 19,179,875	12/20/2013	$ (137,964)
Barclays	CDX North American HY Index	Sell	5.00%	164,250	12/20/2013	(13,170)
				$ 19,344,125		$ (151,134)

HY Bear Fund
Schedule of Investments
November 30, 2008 (Unaudited)

Shares			Value
SHORT TERM INVESTMENTS - 88.0%
MONEY MARKET FUNDS - 88.0%
14,065,080	Goldman Sachs Financial Square Government Fund		$14,065,080
	TOTAL SHORT TERM INVESTMENTS (Cost $14,065,080)		$14,065,080

	Total Investments (Cost $14,065,080) - 88.0%		$14,065,080
	Other Assets in Excess of Liabilites - 12.0%		1,916,919
	TOTAL NET ASSETS - 100.0%		$15,981,999

Percentages are stated as a percent of net assets.

HY Bear Fund
Short Credit Default Swap Contracts
November 30, 2008 (Unaudited)

		Buy/Sell	Pay/Receive	Notional	Termination	Unrealized
Counterparty	Reference Entity	Protection	Fixed Rate	Amount	Date	Appreciation
Bank of America	CDX North American HY Index	Sell	5.00%	$ 7,900,750	12/20/2013	$ 117,065

Commodity Bull 2X Fund
Schedule of Investments
November 30, 2008 (Unaudited)

Shares
SHORT TERM INVESTMENTS - 31.2%
MONEY MARKET FUNDS - 31.2%
781,980	Fidelity Insititutional Government Portfolio		781,980
781,980	First American Treasury Obligations Fund - Institutional		781,980
781,980	First American Treasury Obligations Fund - Y		781,980
196,256	Goldman Sachs Financial Square Government Fund		196,256
781,980	Morgan Stanley Institutional Liquidity Treasury Portfolio		$781,980

	TOTAL SHORT TERM INVESTMENTS (Cost $3,324,176)		$3,324,176

	Total Investments (Cost $3,324,176) - 31.2%		$3,324,176
	Other Assets in Excess of Liabilities - 68.8%		7,342,150
	TOTAL NET ASSETS - 100.0%		$10,666,326

Percentages are stated as a percent of net assets.

Commodity Bull 2X Fund
Equity Swap Contracts
November 30, 2008 (Unaudited)
					Unrealized
		Number of	Notional	Termination	Appreciation/
Counterparty	Reference Entity	Contracts	Amount	Date	(Depreciation)
Goldman Sachs	Morgan Stanley Commodity Related Index	20,198	$ 9,091,793	4/15/2010	$ 556,506
Merrill Lynch	Morgan Stanley Commodity Related Index	16,995	17,268,789	6/22/2009	(9,150,877)
Merrill Lynch	Morgan Stanley Commodity Related Index	6,750	6,607,322	7/9/2009	(3,382,583)
		43,943	$ 32,967,904		$ (11,976,954)

Emerging Markets Bull 2X Fund
Schedule of Investments
November 30, 2008 (Unaudited)

Shares			Value

INVESTMENT COMPANIES - 3.8%
20,000	iShares MSCI Emerging Markets Index Fund		$459,200

	TOTAL INVESTMENT COMPANIES (Cost $442,728)		$459,200

SHORT TERM INVESTMENTS - 6.2%
MONEY MARKET FUNDS - 6.2%
103,246	Fidelity Insititutional Government Portfolio		103,246
103,246	First American Treasury Obligations Fund - Institutional		103,246
103,246	First American Treasury Obligations Fund - Y		103,246
331,288	Goldman Sachs Financial Square Government Fund		331,288
103,246	Morgan Stanley Institutional Liquidity Treasury Portfolio		$103,246

	TOTAL SHORT TERM INVESTMENTS (Cost $744,272)		$744,272

	Total Investments (Cost $1,187,000) - 10.0%		$1,203,472
	Other Assets in Excess of Liabilities - 90.0%		10,765,875
	TOTAL NET ASSETS - 100.0%		$11,969,347

Percentages are stated as a percent of net assets.

Emerging Markets Bull 2X Fund
Equity Swap Contracts
November 30, 2008 (Unaudited)

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	(Depreciation)
Goldman Sachs	iShares MSCI Emerging Markets Index	35,600	$ 991,168	10/15/2010	$ (168,280)
Merrill Lynch	iShares MSCI Emerging Markets Index	218,222	5,062,423	10/28/2009	(18,265)
Merrill Lynch	iShares MSCI Emerging Markets Index	68,000	1,744,404	10/30/2009	91,924
Merrill Lynch	iShares MSCI Emerging Markets Index	38,000	970,588	10/31/2009	(92,226)
Merrill Lynch	iShares MSCI Emerging Markets Index	74,000	2,036,510	11/4/2009	(326,015)
Merrill Lynch	iShares MSCI Emerging Markets Index	12,000	293,556	11/5/2009	(16,178)
Merrill Lynch	iShares MSCI Emerging Markets Index	6,000	147,558	11/7/2009	(8,870)
Merrill Lynch	iShares MSCI Emerging Markets Index	135,000	3,156,435	11/11/2009	(35,937)
Merrill Lynch	iShares MSCI Emerging Markets Index	35,400	866,132	11/13/2009	(47,868)
Merrill Lynch	iShares MSCI Emerging Markets Index	51,000	1,099,092	11/18/2009	79,763
Merrill Lynch	iShares MSCI Emerging Markets Index	18,000	351,344	11/20/2009	64,722
Merrill Lynch	iShares MSCI Emerging Markets Index	107,500	2,227,267	11/21/2009	257,574
Merrill Lynch	iShares MSCI Emerging Markets Index	54,500	1,209,464	11/24/2009	50,293
Merrill Lynch	iShares MSCI Emerging Markets Index	90,700	1,972,700	11/25/2009	(140,708)
Merrill Lynch	iShares MSCI Emerging Markets Index	83,000	1,911,490	11/28/2009	7,039
		1,026,922	$ 24,040,131		$ (303,032)

Emerging Markets Bear 2X Fund
Schedule of Investments
November 30, 2008 (Unaudited)

Shares			Value

SHORT TERM INVESTMENTS - 41.2%
MONEY MARKET FUNDS - 41.2%
1,647,001	Goldman Sachs Financial Square Government Fund		$1,647,001

	TOTAL SHORT TERM INVESTMENTS (Cost $1,647,001)		$1,647,001

	Total Investments (Cost $1,647,001) - 41.2%		$1,647,001
	Other Assets in Excess of Liabilities - 58.8%		2,349,522
	TOTAL NET ASSETS - 100.0%		$3,996,523

Percentages are stated as a percent of net assets.

Emerging Markets Bear 2X Fund
Short Equity Swap Contracts
November 30, 2008 (Unaudited)
					Unrealized
		Number of	Notional	Termination	Appreciation/
Counterparty	Reference Entity	Contracts	Amount	Date	(Depreciation)
Credit Suisse Capital LLC	iShares MSCI Emerging Markets Index	110,730	$ 4,369,398	6/4/2010	$ 1,833,536
Merrill Lynch	iShares MSCI Emerging Markets Index	93,648	1,851,693	11/19/2009	(292,935)
Merrill Lynch	iShares MSCI Emerging Markets Index	113,000	2,065,572	11/20/2009	(522,275)
Merrill Lynch	iShares MSCI Emerging Markets Index	32,700	717,255	11/25/2009	(31,653)
		350,078	$ 9,003,918		$ 986,673

Developed Markets Bull 2X Fund
Schedule of Investments
November 30, 2008 (Unaudited)

Shares			Value
SHORT TERM INVESTMENTS - 39.8%
MONEY MARKET FUNDS - 39.8%
517,479	Fidelity Insititutional Government Portfolio		$517,479
517,478	First American Treasury Obligations Fund - Institutional		517,478
517,478	First American Treasury Obligations Fund - Y		517,478
240,169	Goldman Sachs Financial Square Government Fund		240,169
517,478	Morgan Stanley Institutional Liquidity Treasury Portfolio		517,478
	TOTAL SHORT TERM INVESTMENTS (Cost $2,310,082)		$2,310,082

	Total Investments (Cost $2,310,082) - 39.8%		$2,310,082
	Other Assets in Excess of Liabilities - 60.2%		3,500,179
	TOTAL NET ASSETS - 100.0%		$5,810,261

Percentages are stated as a percent of net assets.

Developed Markets Bull 2X Fund
Equity Swap Contracts
November 30, 2008 (Unaudited)

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Depreciation
Credit Suisse Capital LLC	iShares MSCI EAFE Index	281,000	$ 11,965,587	6/4/2010	$ (275,543)

Developed Markets Bear 2X Fund
Schedule of Investments
November 30, 2008 (Unaudited)

Shares			Value
SHORT TERM INVESTMENTS - 67.9%
MONEY MARKET FUNDS - 67.9%
982,312	Fidelity Insititutional Government Portfolio		$982,312
982,312	First American Treasury Obligations Fund - Institutional		982,312
982,311	First American Treasury Obligations Fund - Y		982,311
504,716	Goldman Sachs Financial Square Government Fund		504,716
982,311	Morgan Stanley Institutional Liquidity Treasury Portfolio		982,311
	TOTAL SHORT TERM INVESTMENTS (Cost $4,433,962)		$4,433,962

	Total Investments (Cost $4,433,962) - 67.9%		$4,433,962
	Other Assets in Excess of Liabilities - 32.1%		2,093,738
	TOTAL NET ASSETS - 100.0%		$6,527,700

Percentages are stated as a percent of net assets.

Developed Markets Bear 2X Fund
Short Equity Swap Contracts
November 30, 2008 (Unaudited)

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Depreciation
Credit Suisse Capital LLC	iShares MSCI EAFE Index	313,550	$ 12,337,685	7/23/2010	$ (729,724)

China Bull 2X Fund
Schedule of Investments
November 30, 2008 (Unaudited)

Shares			Value
SHORT TERM INVESTMENTS - 37.2%
MONEY MARKET FUNDS - 37.2%
416,540	Fidelity Insititutional Government Portfolio		$416,540
416,539	First American Treasury Obligations Fund - Institutional		416,539
416,539	First American Treasury Obligations Fund - Y		416,539
152,901	Goldman Sachs Financial Square Government Fund		152,901
416,539	Morgan Stanley Institutional Liquidity Treasury Portfolio		416,539
	TOTAL SHORT TERM INVESTMENTS (Cost $1,819,058)		$1,819,058

	Total Investments (Cost $1,819,058) - 37.2%		$1,819,058
	Other Assets in Excess of Liabilites - 62.8%		3,073,553
	TOTAL NET ASSETS - 100.0%		$4,892,611

Percentages are stated as a percent of net assets.

China Bull 2X Fund
Equity Swap Contracts
November 30, 2008 (Unaudited)
		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Appreciation
Goldman Sachs & Co.	iShares FTSE/Xinhua China 25 Index	155,674	$ 3,985,640	5/11/2010	$ 152,429
Merrill Lynch	iShares FTSE/Xinhua China 25 Index	29,037	707,295	12/18/2009	64,526
Merrill Lynch	iShares FTSE/Xinhua China 25 Index	35,000	862,015	12/21/2009	68,439
Merrill Lynch	iShares FTSE/Xinhua China 25 Index	150,000	3,800,250	12/24/2009	187,619
		369,711	$ 9,355,200		$ 473,013

India Bull 2X Fund
Schedule of Investments
November 30, 2008 (Unaudited)

Shares			Value
INVESTMENT COMPANIES - 0.0%
1	iPath MSCI India Index ETN (a)		$29
	TOTAL INVESTMENT COMPANIES (Cost $35)		$29

SHORT TERM INVESTMENTS - 49.6%
MONEY MARKET FUNDS - 49.6%
200,000	Fidelity Insititutional Government Portfolio		$200,000
200,000	First American Treasury Obligations Fund - Institutional		200,000
200,000	First American Treasury Obligations Fund - Y		200,000
352,177	Goldman Sachs Financial Square Government Fund		352,177
200,000	Morgan Stanley Institutional Liquidity Treasury Portfolio		200,000
	TOTAL SHORT TERM INVESTMENTS (Cost $1,152,177)		$1,152,177

	Total Investments (Cost $1,152,212) - 49.6%		$1,152,206
	Other Assets in Excess of Liabilities - 50.4%		1,168,732
	TOTAL NET ASSETS - 100.0%		$2,320,938

Percentages are stated as a percent of net assets.
(a) Non-income producing security.

India Bull 2X Fund
Equity Swap Contracts
November 30, 2008 (Unaudited)
		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Depreciation
Goldman Sachs & Co.	PowerShares India Portfolio ETF	270,200	$ 3,322,828	11/1/2010	$ (399,148)
Merrill Lynch	PowerShares India Portfolio ETF	15,000	192,051	12/3/2009	(30,015)
Merrill Lynch	PowerShares India Portfolio ETF	30,000	403,517	12/4/2009	(79,386)
Merrill Lynch	PowerShares India Portfolio ETF	6,000	79,038	12/10/2009	(14,163)
Merrill Lynch	PowerShares India Portfolio ETF	75,000	913,875	12/11/2009	(102,591)
Merrill Lynch	PowerShares India Portfolio ETF	23,000	255,415	12/21/2009	(6,450)
Merrill Lynch	PowerShares India Portfolio ETF	14,000	163,492	12/24/2009	(11,930)
		433,200	$ 5,330,216		$ (643,683)

U.S. Government Money Market Fund
Schedule of Investments
November 30, 2008 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS - 99.8%
MONEY MARKET FUNDS - 99.8%
20,400,000	Fidelity Insititutional Government Portfolio	$20,400,000
20,400,000	First American Treasury Obligations Fund - Institutional	20,400,000
20,400,000	First American Treasury Obligations Fund - Y	20,400,000
20,687,579	Goldman Sachs Financial Square Government Fund	20,687,579
20,400,000	Morgan Stanley Institutional Liquidity Treasury Portfolio	20,400,000
	TOTAL SHORT TERM INVESTMENTS (Cost $102,287,579)	$102,287,579

	Total Investments (Cost $102,287,579) - 99.8%	$102,287,579
	Other Assets in Excess of Liabilities - 0.2%	160,942
	TOTAL NET ASSETS - 100.0%	$102,448,521

Percentages are stated as a percent of net assets.

Evolution Managed Bond Fund
Schedule of Investments
November 30, 2008 (Unaudited)

Shares		Value
	INVESTMENT COMPANIES - 98.7%
15,797	Alliance World Dollar Government Fund II	$113,107
18,564	BlackRock Corporate High Yield Fund VI	113,983
10,032	BlackRock Floating Rate Income Strategies Fund	91,592
18,070	BlackRock Preferred Income Strategies Fund	118,901
11,446	Evergreen Managed Income Fund	109,882
2,439	iShares Barclays 1-3 Year Credit Bond Fund	239,876
40,575	iShares Barclays 1-3 Year Treasury Bond Fund	3,440,760
32,647	iShares Barclays 20+ Year Treasury Bond Fund	3,451,441
12,006	iShares Barclays 3-7 Year Treasury Bond Fund	1,370,005
36,509	iShares Barclays 7-10 Year Treasury Bond Fund	3,444,989
41,052	iShares Barclays Aggregate Bond Fund	4,027,201
20,204	iShares Barclays MBS Fixed-Rate Bond Fund	2,097,579
14,168	iShares Barclays Short Treasury Bond Fund	1,566,698
5,500	iShares iBoxx $ Investment Grade Corporate Bond Fund	495,770
21,061	MFS Charter Income Trust	143,636
19,921	MFS Government Markets Income Trust	143,630
17,969	MFS Intermediate Income Trust	104,220
27,423	Putnam Premier Income Trust	102,836
61,845	SPDR Barclays Capital 1-3 Month T-Bill ETF	2,834,356
13,971	Templeton Emerging Markets Income Fund	121,967
108,056	Vanguard Total Bond Market ETF	8,178,759
9,897	Western Asset Emerging Markets Debt Fund	101,345
22,496	Western Asset High Income Fund II	108,656
10,852	Western Asset/Claymore Inflation-Linked Opportunities & Income Fund	105,481
	TOTAL INVESTMENT COMPANIES (Cost $31,844,784)	$32,626,670

SHORT TERM INVESTMENTS - 0.8%
MONEY MARKET FUNDS - 0.8%
$51,259	Fidelity Institutional Government Portfolio	$51,259
51,259	First American Treasury Obligations Fund - Institutional	51,259
51,259	First American Treasury Obligations Fund - Y	51,259
60,399	Goldman Sachs Financial Square Government Fund	60,399
51,259	Morgan Stanley Institutional Liquidity Treasury Portfolio	51,259
	TOTAL SHORT TERM INVESTMENTS (Cost $265,436)	$265,436

	Total Investments (Cost $32,110,220) - 99.5%	$32,892,106
	Other Assets in Excess of Liabilities - 0.5%	172,070
	TOTAL NET ASSETS - 100.0%	$33,064,176

	Percentages are stated as a percent of net assets.

Evolution All-Cap Equity Fund
Schedule of Investments
November 30, 2008 (Unaudited)

Shares		Value
COMMON STOCKS - 61.6%
Aerospace & Defense - 3.2%
8,390	Ceradyne, Inc. (a)	$220,321
23,865	Kaman Corp.	562,259
7,916	L-3 Communications Holdings, Inc.	531,718
8,498	Teledyne Technologies, Inc. (a)	345,189
		1,659,487
Air Freight & Logistics - 1.1%
6,465	C.H. Robinson Worldwide, Inc.	330,232
6,897	Expeditors International of Washington, Inc.	230,567
		560,799
Airlines - 0.1%
1,120	Alaska Air Group, Inc. (a)	25,704
1,901	Republic Airways Holdings, Inc. (a)	26,557
		52,261
Automobiles - 0.2%
5,200	Honda Motor Co. Ltd. ADR (Japan)	114,816
281	Toyota Motor Corp. ADR (Japan)	17,731
		132,547
Beverages - 0.8%
3,180	Fomento Economico Mexicano S.A. de C.V. ADR (Mexico)	87,482
10,785	Hansen Natural Corp. (a)	320,854
		408,336
Biotechnology - 0.5%
3,245	Gilead Sciences, Inc. (a)	145,344
4,616	Martek Biosciences Corp. (a)	129,017
		274,361
Capital Markets - 1.5%
3,373	Greenhill & Co., Inc.	229,701
33,173	Knight Capital Group, Inc. - Class A (a)	549,013
		778,714
Chemicals - 2.5%
18,378	Balchem Corp.	478,379
2,751	Ecolab, Inc.	105,611
1,948	Monsanto Co.	154,282
5,390	Terra Nitrogen Co. L.P.	544,066
		1,282,338
Commercial Banks - 5.1%
2,253	Banco Itau Holding Financeira S.A. (Brazil)	26,090
12,604	BB&T Corp.	377,742
22,032	Hudson City Bancorp, Inc.	368,155
421	KB Financial Group, Inc. ADR (a) (South Korea)	8,584
5,626	M&T Bank Corp.	361,470
36,414	Regions Financial Corp.	371,059
14,001	US Bancorp	377,747
13,185	Wells Fargo & Co.	380,915
11,659	Zions Bancorporation	371,805
		2,643,567
Commercial Services & Supplies - 1.0%
3,355	CBIZ, Inc. (a)	26,941
1,199	Heidrick & Struggles International, Inc.	24,819
5,069	Layne Christensen Co. (a)	114,458
17,507	Multi Color Corp.	234,594
2,595	Watson Wyatt Worldwide, Inc. - Class A	104,630
		505,442
Commercial Supplies & Services - 0.5%
4,678	Huron Consulting Group, Inc. (a)	243,724

Communications Equipment - 0.9%
5,082	Comtech Telecommunications Corp. (a)	$241,039
1,264	Nokia OYJ ADR (Finland)	17,911
4,612	Research In Motion Ltd. (Canada) (a)	195,872
2,280	Telefonaktiebolaget LM Ericsson ADR (Sweden)	16,233
		471,055
Computers & Peripherals - 1.2%
4,206	Hewlett-Packard Co.	148,388
37,458	Western Digital Corp. (a)	456,987
		605,375
Construction & Engineering - 0.6%
2,287	Fluor Corp.	104,150
4,768	Jacobs Engineering Group, Inc. (a)	213,463
		317,613
Diversified Consumer Services - 0.0%
357	New Oriental Ed & Tech Group, Inc. ADR (a)	18,425

Diversified Financial Services - 0.2%
481	CME Group, Inc.	101,948

Electric Utilities - 1.2%
1,548	Companhia Energetica de Minas Gerais (Brazil)	24,505
3,261	Consolidated Edison, Inc.	131,712
4,358	Pinnacle West Capital Corp.	132,483
10,016	The Southern Co.	363,781
		652,481
Electrical Equipment - 0.8%
7,182	Avnet, Inc. (a)	102,272
2,958	Emerson Electric Co.	106,163
11,294	II-VI, Inc. (a)	227,235
		435,670
Electronic Equipment - 1.0%
18,193	Dolby Laboratories, Inc. (a)	542,515

Energy Equipment & Services - 3.7%
6,708	ENSCO International, Inc.	217,406
8,759	Helmerich & Payne, Inc.	222,128
10,666	National-Oilwell, Inc. (a)	301,741
8,334	Noble Corp.	223,268
8,828	Oceaneering International, Inc. (a)	227,939
20,026	Pioneer Drilling Co. (a)	146,991
2,120	Schlumberger Ltd. (Netherlands)	107,569
12,159	Unit Corp. (a)	348,720
8,435	Weatherford International Ltd. (a)	107,715
		1,903,477
Fire, Marine, And Casualty Insurance - 0.1%
2,095	United American Indemnity Ltd (a)	27,026

Food & Staples Retailing - 0.2%
5,669	Central European Distribution Corp. (a)	134,015

Food Products - 2.1%
820	Campbell Soup Co.	26,281
1,840	ConAgra Foods, Inc.	27,140
7,965	General Mills, Inc.	503,149
1,675	M&F Worldwide Corp. (a)	26,381
8,370	Ralcorp Holdings, Inc. (a)	523,627
		1,106,578
Health Care Equipment & Supplies - 2.4%
8,986	Abaxis, Inc. (a)	119,154
2,742	Baxter International, Inc.	145,052
9,633	Immucor, Inc. (a)	233,793
8,795	Matrixx Initiatives, Inc. (a)	132,277
12,206	Stryker Corp.	475,058
7,483	Zoll Medical Corp. (a)	133,272
		1,238,606

Health Care Providers & Services - 1.4%
5,535	Almost Family, Inc. (a)	$243,319
10,653	Bio-Reference Labs, Inc. (a)	237,455
3,294	Chemed Corp.	134,264
5,024	Pharmaceutical Product Development, Inc.	132,332
		747,370
Health Care Technology - 0.2%
2,849	Cerner Corp. (a)	102,507

Hotels Restaurants & Leisure - 1.5%
31,714	CEC Entertainment, Inc. (a)	545,798
1,025	Ctrip.com International Ltd. ADR	23,851
1,568	Jack in the Box, Inc. (a)	27,440
2,553	McDonald's Corp.	149,989
2,150	MGM Mirage (a)	25,757
		772,835
Household Durables - 0.9%
27,198	Garmin Ltd. (a)	464,542

Household Products - 1.0%
2,321	Colgate-Palmolive Co.	151,028
6,423	Kimberly-Clark Corp.	371,185
		522,213
Industrial Conglomerates - 0.8%
2,254	3M Co.	150,860
2	Alleghany Corp. (a)	530
9,670	Raven Industries, Inc.	247,069
		398,459
Insurance - 1.7%
583	AON Corp.	26,410
6,639	Life Partners Holdings, Inc.	237,012
14,320	Marsh & McLennan Companies, Inc.	365,160
3,712	Philadelphia Consolidated Holding Corp. (a)	228,103
937	W.R. Berkley Corp.	26,639
		883,324
Internet & Catalog Retail - 1.3%
15,849	Nutri/System, Inc.	222,045
25,942	PetMed Express, Inc. (a)	465,140
		687,185
Internet Software & Services - 0.3%
78	Baidu.com, Inc. ADR (a)	10,599
501	Google, Inc. (a)	146,773
		157,372
IT Services - 1.0%
12,334	Cognizant Technology Solutions Corp. (a)	236,813
1,715	Gartner, Inc. (a)	26,342
2,919	Global Payments, Inc.	105,580
633	Infosys Technologies Ltd. ADR (India)	15,920
2,827	Visa, Inc.	148,587
		533,242
Machinery - 0.7%
8,961	Gardner Denver, Inc. (a)	221,785
1,899	Terex Corp. (a)	27,079
2,056	Valmont Industries, Inc.	113,697
		362,561
Media - 0.3%
1,692	Grupo Televisa SA ADR (Mexico)	25,143
4,643	The Walt Disney Co.	104,560
		129,703
Metals & Mining - 1.5%
5,376	Alliance Resource Partners, L.P.	142,410
1,670	Carpenter Technology Corp.	27,822
2,459	Companhia Siderurgica Nacional S.A. ADR (Brazil)	28,328
3,828	Gold Fields Ltd. ADR (South Africa)	31,466
4,210	Nucor Corp.	150,213
25,987	PAN American Silver Corp. (Canada) (a)	367,976
533	Randgold Resources Ltd. ADR (South Africa)	20,377
3,204	Steel Dynamics, Inc.	26,465
		795,057

Multiline Retail - 0.7%
12,446	Family Dollar Stores, Inc.	$345,750

Multi-Utilities & Unregulated Power - 0.8%
10,481	Energen Corp.	322,815
5,170	MDU Resources Group, Inc.	105,106
		427,921
Oil & Gas - 1.5%
10,747	Denbury Resources, Inc. (a)	102,419
9,181	Petro-Canada (Canada)	229,984
5,411	Ultra Petroleum Corp. (Canada) (a)	219,849
16,475	W&T Offshore, Inc.	230,650
		782,902
Oil, Gas & Consumable Fuels - 3.5%
3,054	Apache Corp.	236,074
4,040	Arena Resources, Inc. (a)	106,939
4,550	Cimarex Energy Co.	129,083
2,021	Devon Energy Corp.	146,199
27,615	Dorchester Minerals L.P.	546,777
1,551	Holly Corp.	28,213
5,313	Murphy Oil Corp.	234,037
3,299	Overseas Shipholding Group, Inc.	122,261
1,155	Petroleo Brasileiro S.A. ADR (Brazil)	24,186
5,924	Swift Energy Co. (a)	126,596
3,483	Whiting Petroleum Corp. (a)	133,399
		1,833,764
Personal Products - 1.0%
7,233	Chattem, Inc. (a)	524,899

Pharmaceutical Preparations - 0.3%
6,146	Endo Pharmaceuticals Holdings, Inc. (a)	135,151

Pharmaceuticals - 2.6%
3,609	Allergan, Inc.	135,987
65,109	American Oriental Bioengineering, Inc. (a)	369,168
3,438	GlaxoSmithKline PLC ADR (United Kingdom)	118,405
5,708	Merck & Co., Inc.	152,518
2,563	Novartis AG ADR (Switzerland)	120,256
15,740	Salix Pharmaceuticals, Ltd. (a)	127,494
2,290	Shire Pharmaceuticals PLC ADR (Jersey)	93,890
2,663	Teva Pharmaceutical Industries Ltd. ADR (Isreal)	114,908
5,573	Watson Pharmaceuticals, Inc. (a)	132,359
		1,364,985
Road & Rail - 0.3%
2,895	Union Pacific Corp.	144,866

Semiconductor & Semiconductor Equipment - 0.5%
6,114	LDK Solar Co., Ltd. ADR (a) (China)	94,645
8,441	Standard Microsystems Corp. (a)	128,641
3,024	Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Taiwan)	21,621
		244,907
Software - 2.6%
9,309	CA, Inc.	156,764
21,171	Ebix, Inc. (a)	548,858
8,309	Manhattan Associates, Inc. (a)	127,543
864	McAfee, Inc. (a)	26,205
14,570	MICRO Systems, Inc. (a)	242,590
7,753	Quality Systems, Inc.	233,133
717	SAP AG ADR (Germany)	24,478
		1,359,571

	Specialty Retail - 2.9%
	5,133	Abercrombie & Fitch Co. - Class A	$99,221
	29,627	The Buckle, Inc.	558,765
	8,444	Gymboree Corp. (a)	212,367
	6,070	The Sherwin-Williams Co.	357,705
	24,152	Volcom, Inc. (a)	243,452
	4,121	Zale Corp. (a)	24,437
			1,495,947
	Tobacco - 1.0%
	3,529	Philip Morris International, Inc.	148,782
	5,209	UST, Inc.	358,119
			506,901
	Trading Companies & Distributors - 0.2%
	3,023	MSC Industrial Direct Co., Inc. Class A	104,626

	Wireless Telecommunication Services - 0.2%
	537	America Movil S.A. de C.V. ADR (Mexico)	16,110
	545	China Mobile Hong Kong Ltd. ADR (Hong Kong)	24,977
	910	Mobile TeleSystems ADR (a) (Russia)	26,972
	1,589	Vimpel-Communications ADR (Russia)	15,096
			83,155
		TOTAL COMMON STOCKS (Cost $28,807,206)	32,008,075

	INVESTMENT COMPANIES - 1.0%
	12,482	iShares MSCI EAFE Index Fund	520,125
		TOTAL INVESTMENT COMPANIES (Cost $453,518)	520,125

	Shares		Value
	SHORT TERM INVESTMENTS - 20.8%
	MONEY MARKET FUNDS - 20.8%
	2,423,848	Fidelity Insititutional Government Portfolio	$2,423,848
	2,423,848	First American Treasury Obligations Fund - Institutional	2,423,848
	2,423,848	First American Treasury Obligations Fund - Y	2,423,848
	1,075,321	Goldman Sachs Financial Square Government Fund	1,075,321
	2,423,848	Morgan Stanley Institutional Liquidity Treasury Portfolio	2,423,848
		TOTAL SHORT TERM INVESTMENTS (Cost $10,770,713)	$10,770,713

		Total Investments (Cost $40,031,437) - 83.4%	$43,298,913
		Other Assets in Excess of Liabilities - 16.6%	8,606,571
		TOTAL NET ASSETS - 100.0%	$51,905,484

Percentages are stated as a percent of net assets.
ADR	American Depository Receipt
(a)	Non-Income Producing

Evolution All-Cap Equity Fund
Short Futures Contracts
November 30, 2008 (Unaudited)
			Unrealized
	Contracts		Appreciation
	1,042	NASDAQ 100 Index E-Mini Futures
		Expiring December 2008 (Underlying Face Amount at Market Value $24,674,560)	$1,524,019

Evolution Market Leaders Fund
Schedule of Investments
November 30, 2008 (Unaudited)

Shares		Value
COMMON STOCKS - 0.0%
Commercial Banks - 0.0%
1	Southside Bancshares, Inc.	$22
Personal Products - 0.0%
1	Inter Parfums, Inc.	4
	TOTAL COMMON STOCKS (Cost $16)	$26

INVESTMENT COMPANIES - 89.3%
4,533	Fidelity NASDAQ Composite Index Tracking Stock	$270,620
99,119	First Trust Value Line Dividend Index Fund	1,137,886
26,457	iShares Dow Jones Select Dividend	1,133,947
15,587	iShares Morningstar Large Core Index Fund	827,358
2,868	iShares Morningstar Mid Value Index Fund	135,054
1,973	iShares Morningstar Small Growth Fund	90,127
13,212	iShares Morningstar Small Value Fund	628,098
9,505	iShares Russell 1000 Growth Index Fund	347,693
1,874	iShares Russell 2000 Growth Index Fund	91,695
8,013	iShares Russell 2000 Index Fund	378,293
13,263	iShares Russell 2000 Value Index Fund	625,483
12,453	iShares Russell Microcap Index Fund	379,319
19,040	iShares S&P 100 Index Fund	828,811
13,217	iShares S&P 500 Growth Index Fund	588,024
2,805	iShares S&P MidCap 400 Value Index Fund	136,435
2,127	iShares S&P SmallCap 600 Growth Index Fund	90,908
9,036	iShares S&P SmallCap 600 Index Fund	381,500
13,595	iShares S&P SmallCap 600 Value Index Fund	620,884
97,828	PowerShares Dividend Achievers Portfolio	1,129,913
4,451	PowerShares Dynamic Mid Cap Value Portfolio	45,623
8,805	PowerShares Dynamic Small Cap Growth Portfolio (a)	91,132
59,762	PowerShares Dynamic Small Cap Value Portfolio	614,353
17,147	PowerShares High Yield Dividend Achievers Portfolio	136,490
11,534	Rydex Russell Top 50 ETF	830,102
5,912	SPDR DJ Wilshire Large Cap Growth Fund	211,058
27,483	SPDR S&P Dividend Fund	1,132,849
20,737	Vanguard Dividend Appreciation ETF	830,517
8,874	Vanguard Growth ETF	347,772
18,864	Vanguard Mega Cap 300 Growth Index Fund	590,632
2,847	Vanguard Mid-Cap Value ETF	90,677
12,018	WisdomTree SmallCap Dividend Fund	374,000
	TOTAL INVESTMENT COMPANIES (Cost $15,153,641)	$15,117,254

WARRANTS - 0.0%
	Pegasus Wireless Warrants (a)
3,847	Expiration: March, 2009, Exercise Price: $8.000	$0
	TOTAL WARRANTS (Cost $0)	$0

	Shares		Value
	SHORT TERM INVESTMENTS - 3.4%
	MONEY MARKETS - 3.4%
	$145,394	Fidelity Institutional Government Portfolio	$145,394
	145,394	First American Treasury Obligations Fund - Institutional	145,394
	145,393	First American Treasury Obligations Fund - Y	145,393
	145,393	Morgan Stanley Institutional Liquidity Treasury Portfolio	145,393
		TOTAL SHORT TERM INVESTMENTS (Cost $581,574)	$581,574

		Total Investments (Cost $15,735,231) - 92.7%	$15,698,854
		Other Assets in Excess of Liabilities - 7.3%	1,232,284
		TOTAL NET ASSETS - 100.0%	$16,931,138

Percentages are stated as a percent of net assets.
(a)	Non Income Producing

Evolution Market Leaders Fund
Short Futures Contracts
November 30, 2008 (Unaudited)
			Unrealized
			Appreciation/
	Contracts		(Depreciation)
	105	S&P 500 Index eMini Futures
		Expiring December 2008 (Underlying Face Amount at Market Value $4,692,188)	$92,409
	5	S&P MidCap 400 Index Mini Futures
		Expiring December 2008 (Underlying Face Amount at Market Value $256,900)	(18,946)
	42	Russell 2000 Index Mini Futures
		Expiring December 2008 (Underlying Face Amount at Market Value $1,990,380)	225,703
			$299,166

Evolution Alternative Investment Fund
Schedule of Investments
November 30, 2008 (Unaudited)

Shares		Value
	INVESTMENT COMPANIES - 21.0%
28,769	Arbitrage Fund Class I	$348,972
11,419	Calamos Market Neutral Income Fund Class A	123,098
4,470	CurrencyShares Japanese Yen Trust (a)	466,310
7,072	Diamond Hill Long-Short Fund Class A	99,433
78,569	Gabelli ABC Fund	736,190
13,046	Gateway Fund Class A	305,023
300	iShares S&P Global Materials Sector Index Fund	11,157
37,771	James Market Neutral Fund	460,048
50	Market Vectors-Coal ETF (a)	692
23,984	Merger Fund	348,482
19,333	Permanent Portfolio	598,154
4,174	PowerShares DB US Dollar Index Bullish Fund	110,820
343	ProShares UltraShort Basic Materials Fund	26,504
100	ProShares UltraShort Industrials Fund	11,009
253	ProShares UltraShort MSCI Emerging Markets Fund	18,461
800	ProShares UltraShort Oil & Gas Fund	24,320
774	Short Precious Metals ProFund Investor Class	15,866
13,110	SPDR Barclays Capital 1-3 Month T-Bill ETF	600,831
	TOTAL INVESTMENT COMPANIES (Cost $4,305,195)	$4,305,370

	SHORT TERM INVESTMENTS - 78.1%
	MONEY MARKET FUNDS - 78.1%
3,974,508	Fidelity Institutional Government Portfolio	$3,974,508
3,974,508	First American Treasury Obligations Fund - Institutional	3,974,508
3,974,508	First American Treasury Obligations Fund - Y	3,974,508
144,165	Goldman Sachs Financial Square Government Fund	144,165
3,974,508	Morgan Stanley Institutional Liquidity Treasury Portfolio	3,974,508
	TOTAL SHORT TERM INVESTMENTS (Cost $16,042,195)	$16,042,195

	Total Investments (Cost $20,347,390) - 99.1%	$20,347,565
	Other Assets in Excess of Liabilities - 0.9%	192,167
	TOTAL NET ASSETS - 100.0%	$20,539,732

Percentages are stated as a percent of net assets.

HCM Freedom Fund
Schedule of Investments
November 30, 2008 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS - 100.1%
MONEY MARKET FUNDS - 100.1%
600,000	Fidelity Institutional Government Portfolio	$600,000
1	Fidelity Institutional Money Market Portfolio	1
600,000	First American Treasury Obligations Fund - Institutional	600,000
600,000	First American Treasury Obligations Fund - Y	600,000
21,636,647	Goldman Sachs Financial Square Government Fund	21,636,647
600,000	Morgan Stanley Institutional Liquidity Treasury Portfolio	600,000
	TOTAL SHORT TERM INVESTMENTS (Cost $24,036,648)	$24,036,648

	Total Investments (Cost $24,036,648) - 100.1%	$24,036,648
	Other Liabilities in Excess of Assets - (0.1)%	(35,285)
	TOTAL NET ASSETS - 100.0%	$24,001,363

Percentages are stated as a percent of net assets.

PSI Core Strength Fund
Schedule of Investments
November 30, 2008 (Unaudited)

Shares		Value
INVESTMENT COMPANIES - 33.0%
14,400	Diamonds Trust, Series 1	$1,270,944
9,300	Energy Select Sector SPDR	465,744
21,600	iShares Dow Jones U.S. Basic Materials Sector Index Fund	782,136
9,600	iShares Dow Jones U.S. Telecommunications Sector Index Fund	154,752
17,900	iShares MSCI Japan Index Fund	155,014
5,400	iShares S&P Europe 350 Index Fund	158,112
21,300	Market Vectors Gold Miners ETF	567,432
8,900	PowerShares DB US Dollar Bullish Fund	236,295
5,400	ProShares Short S&P500 Fund	466,236
2,300	ProShares UltraShort Consumer Services Fund	315,951
9,000	ProShares UltraShort Lehman 20+ Year Treasury Fund	435,600
9,600	Semiconductor HOLDRS Trust	159,744
	TOTAL INVESTMENT COMPANIES (Cost $5,101,911)	$5,167,960

SHORT TERM INVESTMENTS - 75.2%
MONEY MARKET FUNDS - 75.2%
2,875,000	Fidelity Insititutional Government Portfolio	$2,875,000
2,875,000	First American Treasury Obligations Fund - Institutional	2,875,000
2,875,000	First American Treasury Obligations Fund - Y	2,875,000
258,608	Goldman Sachs Financial Square Government Fund	258,608
2,875,000	Morgan Stanley Institutional Liquidity Treasury Portfolio	2,875,000
	TOTAL SHORT TERM INVESTMENTS (Cost $11,758,608)	$11,758,608

	Total Investments (Cost $16,860,519) - 108.2%	$16,926,568
	Liabilities in Excess of Other Assets - (8.2%)	(1,278,100)
	TOTAL NET ASSETS - 100.0%	$15,648,468

Percentages are stated as a percent of net assets.

PSI Macro Trends Fund
Schedule of Investments
November 30, 2008 (Unaudited)

Shares			Value
INVESTMENT COMPANIES - 46.2%
21,200	Health Care Select Sector SPDR Fund		$532,968
7,700	iShares Barclays Aggregate Bond Fund		755,370
19,800	iShares Dow Jones U.S. Basic Materials Sector Index Fund		716,958
45,800	iShares MSCI EAFE Index Fund		1,908,486
11,700	iShares MSCI Emerging Markets Index Fund		268,632
8,700	iShares Russell Midcap Index Fund		502,947
52,900	iShares Russell 1000 Index Fund		2,564,063
10,400	iShares Russell 2000 Index Fund		490,984
50,100	Market Vectors Gold Miners ETF		1,334,664
18,800	PowerShares Financial Preferred Portfolio		224,660
62,000	PowerShares Insured National Municipal Bond Portfolio		1,285,880
111,500	PowerShares Listed Private Equity Portfolio		818,410
29,500	Utilities Select Sector SPDR Fund		888,835
	TOTAL INVESTMENT COMPANIES (Cost $17,251,300)		$12,292,857

SHORT TERM INVESTMENTS - 42.4%
MONEY MARKET FUNDS - 42.4%
2,935,825	Fidelity Insititutional Government Portfolio		$2,935,825
2,625,000	First American Treasury Obligations Fund - Institutional		2,625,000
2,625,000	First American Treasury Obligations Fund - Y		2,625,000
470,036	Goldman Sachs Financial Square Government Fund		470,036
2,625,000	Morgan Stanley Institutional Liquidity Treasury Portfolio		2,625,000
	TOTAL SHORT TERM INVESTMENTS (Cost $11,280,861)		$11,280,861

	Total Investments (Cost $28,532,161) - 88.6%		$23,573,718
	Other Assets in Excess of Liabilities - 11.4%		3,044,981
	TOTAL NET ASSETS - 100.0%		$26,618,699

Percentages are stated as a percent of net assets.

PSI Macro Trends Fund
Futures Contracts
November 30, 2008 (Unaudited)
				Unrealized
				Appreciation/
Contracts				(Depreciation)
142	S&P 500 Index Mini Futures
	Expiring December 2008 (Underlying Face Amount at Market Value $6,345,625)			$(504,212)
2	U.S. Treasury 10-Year Note Futures
	Expiring March 2009 (Underlying Face Amount at Market Value $241,781)			3,400
				$(500,812)

PSI Macro Trends Fund
Equity Swap Contracts
November 30, 2008 (Unaudited)

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Depreciation
Goldman Sachs & Co.	Morgan Stanley Commodity Related Equity Index	400	$315,855	5/24/2010	($124,129)

PSI Total Return Fund
Schedule of Investments
November 30, 2008 (Unaudited)

Shares			Value
INVESTMENT COMPANIES - 40.4%
126,500	iShares Barclays 1-3 Year Treasury Bond Fund		$10,727,200
	TOTAL INVESTMENT COMPANIES (Cost $10,625,886)		$10,727,200

SHORT TERM INVESTMENTS - 58.4%
MONEY MARKET FUNDS - 58.4%
3,892,853	Fidelity Insititutional Government Portfolio		$3,892,853
3,825,000	First American Treasury Obligations Fund - Institutional		3,825,000
3,825,000	First American Treasury Obligations Fund - Y		3,825,000
116,423	Goldman Sachs Financial Square Government Fund		116,423
3,825,000	Morgan Stanley Institutional Liquidity Treasury Portfolio		3,825,000
	TOTAL SHORT TERM INVESTMENTS (Cost $15,484,276)		$15,484,276

	Total Investments (Cost $26,110,162) - 98.8%		$26,211,476
	Other Assets in Excess of Liabilities - 1.2%		308,133
	TOTAL NET ASSETS - 100.0%		$26,519,609

Percentages are stated as a percent of net assets.

PSI Total Return Fund
Futures Contracts
November 30, 2008 (Unaudited)
				Unrealized
				Appreciation/
Contracts				(Depreciation)
1	Australian Dollar Futures
	Expiring December 2008 (Underlying Face Amount at Market Value $65,510)			$(13,578)
1	New Zealand Dollar Futures
	Expiring December 2008 (Underlying Face Amount at Market Value $54,860)			(9,433)
21	S&P 500 Index Mini Futures
	Expiring December 2008 (Underlying Face Amount at Market Value $938,438)			(76,968)
5	U.S. Treasury 10-Year Note Futures
	Expiring March 2009 (Underlying Face Amount at Market Value $604,453)			8,304
				$(91,675)

PSI Total Return Fund
Short Futures Contracts
November 30, 2008 (Unaudited)
				Unrealized
				Appreciation/
Contracts				(Depreciation)
1	Japanese Yen Futures
	Expiring December 2008 (Underlying Face Amount at Market Value $130,838)			$(13,104)
1	Swiss Franc Futures
	Expiring December 2008 (Underlying Face Amount at Market Value $103,088)			11,096
				$(2,008)

PSI Total Return Fund
Equity Swap Contracts
November 30, 2008 (Unaudited)

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Depreciation
Goldman Sachs & Co.	Morgan Stanley Commodity Related Equity Index	600	$401,900	8/11/2009	($113,593)

Spectrum Select Alternative Fund
Schedule of Investments
November 30, 2008 (Unaudited)

Shares			Value
INVESTMENT COMPANIES - 45.7%
379,147	American High-Income Trust		$2,889,099
45,600	Caldwell & Orkin Market Opportunity Fund		1,009,120
94,553	Gateway Fund		2,210,645
61,614	Highbridge Statistical Market Neutral Fund		1,003,697
44,543	Nakoma Absolute Return Fund		1,000,000
75,415	TFS Market Neutral Fund		972,097
	TOTAL INVESTMENT COMPANIES (Cost $9,837,955)		$9,084,658

SHORT TERM INVESTMENTS - 50.1%
MONEY MARKET FUNDS - 50.1%
2,450,387	Fidelity Insititutional Government Portfolio		$2,450,387
2,450,386	First American Treasury Obligations Fund - Institutional		2,450,386
2,450,386	First American Treasury Obligations Fund - Y		2,450,386
140,197	Goldman Sachs Financial Square Government Fund		140,197
2,450,386	Morgan Stanley Institutional Liquidity Treasury Portfolio		2,450,386
	TOTAL SHORT TERM INVESTMENTS (Cost $9,941,742)		$9,941,742

	Total Investments (Cost $19,779,697) - 95.8%		$19,026,400
	Other Assets in Excess of Liabilities - 4.2%		833,948
	TOTAL NET ASSETS - 100.0%		$19,860,348

Percentages are stated as a percent of net assets.

Spectrum Select Alternative Fund
Short Credit Default Swap Contracts
November 30, 2008 (Unaudited)

		Buy/Sell	Pay/Receive	Notional	Termination	Unrealized
Counterparty	Reference Entity	Protection	Fixed Rate	Amount	Date	Appreciation
Goldman Sachs & Co.	CDX North American HY Index	Buy	5.00%	$3,600,000	12/20/2013	$80,935

Spectrum Global Perspective Fund
Schedule of Investments
November 30, 2008 (Unaudited)

Shares		Value
INVESTMENT COMPANIES - 44.2%
139,000	iShares MSCI EAFE Index Fund	$5,792,130
840,000	iShares MSCI Emerging Markets Index Fund	19,286,400
25,098	TFS Market Neutral Fund	323,508
	TOTAL INVESTMENT COMPANIES (Cost $24,516,870)	$25,402,038

SHORT TERM INVESTMENTS - 79.7%
MONEY MARKET FUNDS - 79.7%
9,781,913	Fidelity Insititutional Government Portfolio	$9,781,913
9,781,912	First American Treasury Obligations Fund - Institutional	9,781,912
9,781,912	First American Treasury Obligations Fund - Y	9,781,912
6,614,231	Goldman Sachs Financial Square Government Fund	6,614,231
9,781,912	Morgan Stanley Institutional Liquidity Treasury Portfolio	9,781,912
	TOTAL SHORT TERM INVESTMENTS (Cost $45,741,880)	$45,741,880

	Total Investments (Cost $70,258,750) - 123.9%	$71,143,918
	Liabilities in Excess of Other Assets - (23.9%)	(13,728,497)
	TOTAL NET ASSETS - 100.0%	$57,415,421

Percentages are stated as a percent of net assets.

Spectrum Equity Opportunity Fund
Schedule of Investments
November 30, 2008 (Unaudited)

Shares		Value
COMMON STOCK - 0.0%
METALS & MINING - 0.0%
1	Goldcorp Inc. (Canada)	$27

OIL & GAS - 0.0%
1	Kinder Morgan Management LLC (a)	43
	TOTAL COMMON STOCK (Cost $74)	$70

INVESTMENT COMPANIES - 42.7%
59,000	iShares MSCI Emerging Markets Index Fund	$1,354,640
62,600	iShares Russell 2000 Index Fund	2,955,346
4,565	Janus Advisor Long/Short Fund	40,858
45,600	PowerShares QQQ Fund	1,328,328
	TOTAL INVESTMENT COMPANIES (Cost $5,238,547)	$5,679,172

SHORT TERM INVESTMENTS - 77.2%
MONEY MARKET FUNDS - 77.2%
2,175,755	Fidelity Insititutional Government Portfolio	$2,175,755
2,175,795	First American Treasury Obligations Fund - Institutional	2,175,795
2,175,795	First American Treasury Obligations Fund - Y	2,175,795
1,556,036	Goldman Sachs Financial Square Government Fund	1,556,036
2,175,795	Morgan Stanley Institutional Liquidity Treasury Portfolio	2,175,795
	TOTAL SHORT TERM INVESTMENTS (Cost $10,259,176)	$10,259,176

	Total Investments (Cost $15,497,797) - 119.9%	$15,938,418
	Liabilities in Excess of Other Assets - (19.9%)	(2,647,803)
	TOTAL NET ASSETS - 100.0%	$13,290,615

Percentages are stated as a percent of net assets.

(a) Non-income producting security

In September 2006, FASB issued Standard No. 157, "Fair Value Measurements" ("FAS 157") effective for fiscal years beginning after November 15, 2007. FAS 157 clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosure about use of fair value measurements in an effort to make measurements of fair value more consistent and comparable. The Direxion Funds have adopted FAS 157 effective September 1, 2008. A summary of fair value hierarchy under FAS 157 is described below.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.)

Level 3 - Significant unobservable inputs (including Fund's own assumptions in determining fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in these securities.

The following is a summary of the inputs used to value each Fund's net assets as of November 30, 2008:

	Small Cap Bull 2X Fund		Small Cap Bear 2X Fund
Description	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted prices	$2,437,620	$-	$2,342,437	$-
Level 2 - Other significant observable inputs	-	2,031,792	-	(1,949,693)

Level 3 - Significant unobservable inputs	-	-	-	-
Total	$2,437,620	$2,031,792	$2,342,437	$(1,949,693)

	10 Year Note Bull 2.5X Fund		10 Year Note Bear 2.5X Fund
Description	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted prices	$8,509,395	$980,124	$31,321,892	$(177,255)
Level 2 - Other significant observable inputs	31,223,906	-	(2,725,531)	-

Level 3 - Significant unobservable inputs	-	-	-	-
Total	$39,733,301	$980,124	$28,596,361	$(177,255)

	Dynamic HY Bond Fund		HY Bear Fund
Description	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted prices	$16,116,313	$-	$14,065,080	$-
Level 2 - Other significant observable inputs	-	(151,134)	-	117,065

Level 3 - Significant unobservable inputs	-	-	-	-
Total	$16,116,313	$(151,134)	$14,065,080	$117,065

	Commodity Bull 2X Fund		Emerging Markets Bull 2X Fund
Description	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted prices	$3,324,176	$-	$1,203,472	$-
Level 2 - Other significant observable inputs	-	(11,976,954)	-	(303,032)

Level 3 - Significant unobservable inputs	-	-	-	-
Total	$3,324,176	$(11,976,954)	$1,203,472	$(303,032)

	Emerging Markets Bear 2X Fund		Developed Markets Bull 2X Fund
Description	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted prices	$1,647,001	$-	$2,310,082	$-
Level 2 - Other significant observable inputs	-	986,673	-	(275,543)

Level 3 - Significant unobservable inputs	-	-	-	-
Total	$1,647,001	$986,673	$2,310,082	$(275,543)

	Developed Markets Bear 2X Fund		China Bull 2X Fund
Description	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted prices	$4,433,962	$-	$1,819,058	$-
Level 2 - Other significant observable inputs	-	(729,724)	-	473,013

Level 3 - Significant unobservable inputs	-	-	-	-
Total	$4,433,962	$(729,724)	$1,819,058	$473,013

	India Bull 2X Fund		U.S. Government Money Market Fund
Description	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted prices	$1,152,206	$-	$102,287,579	$-
Level 2 - Other significant observable inputs	-	(643,683)	-	-

Level 3 - Significant unobservable inputs	-	-	-	-
Total	$1,152,206	$(643,683)	$102,287,579	$-

	Evolution Managed Bond Fund		Evolution All-Cap Equity Fund
Description	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted prices	$32,892,106	$-	$43,298,913	$1,524,019
Level 2 - Other significant observable inputs	-	-	-	-

Level 3 - Significant unobservable inputs	-	-	-	-
Total	$32,892,106	$-	$43,298,913	$1,524,019

	Evolution Market Leaders Fund		Evolution Alternative Investment Fund
Description	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted prices	$15,698,854	$299,166	$20,347,565	$-
Level 2 - Other significant observable inputs	-	-	-	-

Level 3 - Significant unobservable inputs	-	-	-	-
Total	$15,698,854	$299,166	$20,347,565	$-

	HCM Freedom Fund		PSI Core Strength Fund
Description	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted prices	$24,036,648	$-	$16,926,568	$-
Level 2 - Other significant observable inputs	-	-	-	-

Level 3 - Significant unobservable inputs	-	-	-	-
Total	$24,036,648	$-	$16,926,568	$-

	PSI Macro Trends Fund		PSI Total Return Fund
Description	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted prices	$23,573,718	$(500,812)	$26,211,476	$(93,683)
Level 2 - Other significant observable inputs	-	(124,129)	-	(113,593)

Level 3 - Significant unobservable inputs	-	-	-	-
Total	$23,573,718	$(624,941)	$26,211,476	$(207,276)

	Spectrum Select Alternative Fund		Spectrum Global Perspective Fund
Description	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted prices	$19,026,400	$-	$71,143,918	$-
Level 2 - Other significant observable inputs	-	80,935	-	-

Level 3 - Significant unobservable inputs	-	-	-	-
Total	$19,026,400	$80,935	$71,143,918	$-

	Spectrum Equity Opportunity Fund
Description	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted prices	$15,938,418	$-
Level 2 - Other significant observable inputs	-	-

Level 3 - Significant unobservable inputs	-	-
Total	$15,938,418	$-

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as written options, futures and swap contracts.
Futures and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The cost basis of investments for federal income tax purposes at November 30, 2008 was as follows*:

	Small Cap Bull 2.5X Fund	Small Cap Bear 2.5X Fund	Dynamic HY Bond Fund
Cost of investments	$2,437,620	$2,342,437	$16,116,313
Gross unrealized appreciation	$2,021,914	$0	$21,600
Gross unrealized depreciation	$(2,021,914)	$(0)	$(21,600)
Net unrealized appreciation/(depreciation)	$0	$0	$0

	HY Bear Fund	10 Year Note Bull 2.5X Fund	10 Year Note Bear 2.5X Fund
Cost of investments	$14,065,080	$37,981,909	$98,522,142
Gross unrealized appreciation	$1,023,083	$2,740,887	$0
Gross unrealized depreciation	$(1,023,083)	$(989,495)	$0
Net unrealized appreciation/(depreciation)	$0	$1,751,392	$0

	HCM Freedom Fund	Commodity Bull 2X Fund	U.S. Government Money Market Fund
Cost of investments	$24,036,648	$7,449,001	$102,287,579
Gross unrealized appreciation	$0	$684,999	$0
Gross unrealized depreciation	$0	$(4,809,824)	$0
Net unrealized appreciation/(depreciation)	$0	$(4,124,825)	$0

	Emerging Markets Bull 2X Fund	Emerging Markets Bear 2X Fund	Developed Markets Bull 2X Fund
Cost of investments	$4,098,997	$1,647,001	$2,746,784
Gross unrealized appreciation	$542,836	$1,827,037	$100,619
Gross unrealized depreciation	$(3,438,361)	$(1,827,037)	$(537,321)
Net unrealized appreciation/(depreciation)	$(2,895,525)	$0	$(436,702)

	Developed Markets Bear 2X Fund	Spectrum Select Alternative Fund	Spectrum Global Perspective Fund
Cost of investments	$4,443,962	$19,816,889	$82,793,090
Gross unrealized appreciation	$0	$125,252	$922,909
Gross unrealized depreciation	$0	$(915,741)	$(12,572,081)
Net unrealized appreciation/(depreciation)	$0	$(790,489)	$(11,649,172)

	Spectrum Equity Opportunity Fund	Evolution Managed Bond Fund	Evolution All-Cap Equity Fund
Cost of investments	$15,614,686	$32,498,820	$42,187,529
Gross unrealized appreciation	$457,107	$1,215,717	$3,506,212
Gross unrealized depreciation	$(133,375)	$(822,431)	$(2,394,828)
Net unrealized appreciation/(depreciation)	$323,732	$393,286	$1,111,384

	Evolution Market Leaders Fund	Evolution Alternative Investments Fund	PSI Core Strength Fund
Cost of investments	$17,280,762	$20,939,910	$16,902,761
Gross unrealized appreciation	$605,787	$48,578	$362,049
Gross unrealized depreciation	$(2,187,695)	$(640,923)	$(338,242)
Net unrealized appreciation/(depreciation)	$(1,581,908)	$(592,345)	$23,807

	PSI Macro Trends Fund	PSI Total Return Fund	China Bull 2X Fund
Cost of investments	$29,038,204	$26,372,146	$2,859,985
Gross unrealized appreciation	$238,064	$122,793	$485,660
Gross unrealized depreciation	$(5,702,550)	$(283,463)	$(1,526,587)
Net unrealized appreciation/(depreciation)	$(5,464,486)	$(160,670)	$(1,040,927)

India Bull 2X Fund
Cost of investments	$1,413,193
Gross unrealized appreciation	$8,777
Gross unrealized depreciation	$(269,764)
Net unrealized appreciation/(depreciation)	$(260,987)

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The Direxion Funds

By (Signature and Title)  /s/  Daniel O’Neill
   Daniel O’Neill, President

Date       1/20/09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)  /s/  Daniel O’Neill
   Daniel O’Neill, President

Date       1/20/09

By (Signature and Title)  /s/  Guy Talarico
   Guy Talarico, Principal Financial Officer

Date       1/27/09